UM INVESTMENT TRUST

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2002

--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
A MESSAGE TO OUR SHAREHOLDERS

--------------------------------------------------------------------------------

                                                        June 30, 2002
To Our Shareholders:

The UM Multi-Strategy Fund (the "Fund") has fared reasonably well in difficult markets during its first four months of existence. During this time period, the Fund's total return was (0.73)%, compared to a return of 1.78% for its benchmark, the JP Morgan GBI Global Hedged US Dollar Index. Meanwhile, the S&P 500 Index returned (10.14)%, the Russell 2000 Index returned (0.99)% and the Nasdaq Composite Index returned (15.36)%. All three of the foregoing equity indices also exhibited far greater volatility than the Fund.

While we cannot predict how the Fund will perform in the future, we will continue to adhere to the fundamentals and principles that have allowed us to do well in turbulent markets, and we anticipate a bright and successful future. We would like to also take this opportunity to thank our shareholders for their support of this Fund and helping make it a success in its infant stages.

Sincerely,

/s/ MARK P. HURLEY

Mark P. Hurley


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Market volatility can significantly impact short-term performance. Results of an investment made today may differ substantially from the Fund's historical performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Total return figures include the reinvestment of dividends and capital gains. Fund returns shown are from the Fund's 2/28/02 inception date.

This report is intended for distribution only to accredited investors or financial intermediaries. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The Russell 2000 Index is an unmanaged, market value weighted index, which measures performance of the 2,000 companies that are between the 1,000th and 3,000th largest in the market. The Nasdaq Composite Index is an unmanaged index representing the market cap weighted performance of approximately 5,000 domestic common stocks traded on the Nasdaq exchange. You cannot invest directly in an index.

--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
STATEMENT OF NET ASSETS
JUNE 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

   Shares        Security Description                               Value
--------------   -------------------------------------------   -----------------

FUND INVESTMENTS - 14.6%

          541    Canyon Value Realization, LTD                      $ 1,172,330
        8,109    Japan Long/Short Cayman Fund                           963,925
      658,483    SVM Highlander, LTD                                  1,235,314
                                                               -----------------
                                                                      3,371,569
                                                               -----------------

LIMITED PARTNERSHIPS - 81.8%

    1,204,500    Atlas Capital Master Fund, LP                        1,263,047
    1,205,000    Bellmore Partners, LP                                1,179,847
    1,204,500    Bonanza Partners, LP                                 1,230,882
      721,500    Condor SF Partners, LP                                 734,750
    1,000,000    Contrarian Capital Fund, LP                            979,956
      852,500    Davidson Kemper Partners, LP                           843,478
    1,204,500    Forstman Partners II, LP                             1,130,862
    1,204,500    Hourglass Fund, LP                                   1,148,814
      721,500    Island Drive Partners, LP                              756,026
      961,500    JPD Capital Partners, LP                             1,011,051
      721,500    Kingsford Capital Partners, LP                         779,350
      721,500    Leveraged Short Equity Index Hedge, LP                 811,664
    1,204,500    Newcastle Partners, LP                               1,233,547
    1,187,500    Omicron Partners, LP                                 1,196,817
    1,204,500    SC Fundamental Value Fund, LP                        1,251,616
    1,205,000    Third Point Partners, LP                             1,223,520
    1,204,500    Trellus Partners, LP                                 1,162,000
    1,204,500    Ventana Partners, LP                                 1,043,235
                                                               -----------------
                                                                     18,980,462
                                                               -----------------

Total Investments in Securities - 96.4%                            $ 22,352,031
(Cost $22,307,306)

Other Assets & Liabilities, Net - 3.6%                                  844,779
                                                               -----------------

TOTAL NET ASSETS - 100.0%                                          $ 23,196,810
                                                               =================


See Notes to Financial Statements.      2

--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
STATEMENT OF NET ASSETS (Concluded)
JUNE 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                        MARKET
                                                                                        VALUE
                                                                                -----------------------
AT JUNE 30, 2002, NET Assets CONSISTED OF:
-------------------------------------------------------------------------------------------------------

Paid in Capital (unlimited authorization - no par value)
based on 934,477 outstanding shares of beneficial interest                                $ 23,370,337
Accumulated Net Investment Loss                                                               (218,252)
Unrealized Appreciation on Investments                                                          44,725
                                                                                -----------------------
NET ASSETS                                                                                $ 23,196,810
                                                                                =======================


See Notes to Financial Statements.      3


-------------------------------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
STATEMENT OF OPERATIONS
For the Period Ended June 30, 2002 (a) (Unaudited)
-------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
     Dividend income                                                                           $ 2,817
                                                                                -----------------------

EXPENSES
     Advisory fees (Note 3)                                                                     66,928
     Administration fees (Note 3)                                                               20,391
     Transfer agency fees (Note 3)                                                              15,000
     Custody fees                                                                                2,800
     Accounting fees (Note 3)                                                                    7,000
     Auditing fees                                                                              20,000
     Insurance fees                                                                             20,083
     Legal fees                                                                                 16,800
     Trustees fees and expenses                                                                  1,200
     Amortization of offering costs                                                             91,667
     Registration fees                                                                          10,000
     Miscellaneous expenses                                                                     12,200
                                                                                -----------------------

Total Expenses                                                                                 284,069
     Fees waived and expenses reimbursed (Note 4)                                              (63,000)
                                                                                -----------------------
Net expenses                                                                                   221,069
                                                                                -----------------------

NET INVESTMENT LOSS                                                                           (218,252)
                                                                                -----------------------

Net change in unrealized appreciation of investments                                            44,725
                                                                                -----------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                        $ (173,527)
                                                                                =======================

(a) Fund commenced operations on February 28, 2002.


See Notes to Financial Statements.      4


--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended June 30, 2002 (a) (Unaudited)
--------------------------------------------------------------------------------

OPERATIONS
     Net investment loss                                                         $          (218,252)
     Net change in unrealized appreciation on
         investments                                                                          44,725
                                                                                ---------------------
Net Decrease in Net Assets from Operations                                                  (173,527)
Capital share transactions (Note 6)                                                       23,370,337
                                                                                ---------------------

Net Increase in Net Assets                                                                23,196,810
                                                                                ---------------------

NET ASSETS
      Beginning of period                                                                          -
      End of period                                                              $        23,196,810
                                                                                =====================

Accumulated net investment loss                                                  $          (218,252)
                                                                                =====================

(a) Fund commenced operations on February 28, 2002.


See Notes to Financial Statements.      5

--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
FINANCIAL HIGHLIGHTS
For the Period Ended June 30, 2002 (a) (Unaudited)
--------------------------------------------------------------------------------

Selected per share data and ratios for a share outstanding throughout the period.

NET ASSET VALUE, BEGINNING OF PERIOD                                  $25.00
                                                         --------------------

INVESTMENT OPERATIONS
    Net investment income (loss)                                       (0.23)
    Net unrealized gain on investments                                  0.05
                                                         --------------------

Total from Investment Operations                                       (0.18)
                                                         --------------------

NET ASSET VALUE, END OF PERIOD                                        $24.82
                                                         ====================

TOTAL RETURN                                                           (0.73)%

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)                          $23,197

Ratios to Average Net Assets:
    Expenses, including reimbursement/
         waiver of fees                                                1.90% (b)
    Expenses, excluding reimbursement/
         waiver of fees                                                2.44% (b)
    Net investment income (loss), including
         reimbursement/waiver of fees                                  (1.88)(b)

PORTFOLIO TURNOVER RATE                                                0.00%

--------------------------------------------

(a) Fund commenced operations on February 28, 2002.
(b) Annualized.

See Notes to Financial Statements.      6

--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2002
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

This report relates to UM Multi-Strategy Fund (the "Fund"), the only series of UM Investment Trust (the "Trust"). The Trust is a Massachusetts business trust that is registered as a closed-end, non-diversified management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is a specialized investment vehicle. The Fund shares ("Shares") are sold with relatively large minimum investments in private placements solely to "accredited investors" (as defined in the Securities Act of 1933, as amended) and are restricted as to transfer. The Fund commenced operations on February 28, 2002.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

MANAGEMENT ESTIMATES - These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates.

SECURITY VALUATION - The Trust determines the net asset value per share of the Fund (i) as of the last day of each month that the New York Stock Exchange is open for trading as of the earlier of 4:00 p.m. Eastern Time or the close of regular trading on the New York Stock Exchange and (ii) at such other dates and times as may be approved by the Fund's officers from time to time. The Fund's assets will consist primarily of investments in investment vehicles, and the value of the Fund's investment in those investment vehicles will vary from time to time. In determining the values of the Fund's investment in any particular investment vehicle, the Fund will rely on determinations furnished by the money manager of the investment vehicle, and such determinations may be subject to subsequent revision.

The Trust's investments in the Limited Partnerships within the Schedule of Investments are carried at fair value as determined by the Trust's pro rata interest in the net assets of each Limited Partnership based on the financial data supplied by the Limited Partnership, and are net of management and performance incentive fees or allocations payable to the Limited Partnerships' managers as required by the Limited Partnerships' agreements. The underlying investments of each Limited Partnership are accounted for at fair value as described in each Limited Partnership's financial statements. Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the Limited Partnership as a return of capital.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), and to distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, if the Fund qualifies as a regulated investment company and meets all of the requirements of the Code applicable to regulated investment companies, no federal income or excise tax provision is required.


                                       7                             FORUM FUNDS

--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
JUNE 30, 2002
--------------------------------------------------------------------------------

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSE ALLOCATION - The Fund will bear all the expenses of its own operations, including, but not limited to, investment, legal, audit, fund accounting, registration and organizational expenses and blue sky filing fees, the transaction-related costs incurred directly by the Fund and its pro rata share of expenses of any entity in which the Fund invests. These expenses may have a material adverse effect on the investment return of the Fund.

NOTE 3.  ADVISORY  FEES,  SERVICING  FEES AND OTHER  TRANSACTIONS  WITH  RELATED
PARTIES

INVESTMENT  ADVISER  -  Undiscovered   Managers,  LLC  (the  "Adviser")  is  the
investment adviser of the Fund and as such, has responsibility for the management of the Fund's affairs, under the supervision of the Trust's Board of Trustees (the "Board"). The Fund's investment portfolio is managed on a day-to-day basis by Cadogan Management, LLC ("Cadogan"), under the general oversight of the Adviser and the Board.

The Adviser is a limited liability company organized under the laws of Delaware. Mark P. Hurley, directly, and John E. McCaw, indirectly, each own beneficially more than 25% of the voting securities of the Adviser and therefore may be regarded to control the Adviser for purposes of the 1940 Act. John E. McCaw may be regarded to control the Adviser through each of (i) his controlling interest in Orca Bay Partners, LLC (a private equity investment firm), the managing member of The Tahoma Fund, LLC and The Tahoma Fund B, LLC, record owners of the Adviser, and (ii) his capacity as trustee of The John E. McCaw Jr. Living Trust, the sole shareholder of Orca Bay Capital Corporation, a holder of greater than 50% of the membership interests of The Tahoma Fund, LLC, a record owner of the Adviser.

Mr. Mark P. Hurley, Trustee and President of the Trust, and Ms. Patricia L. Duncan, Treasurer and Secretary of the Trust, are also affiliates of the Adviser in that Mr. Hurley is the Chairman, Chief Executive Officer and beneficial owner of greater than 25% of the Adviser's voting securities and Ms. Duncan is a Vice President of the Adviser.

Cadogan is also a limited liability company organized under the laws of Delaware. Stuart N. Leaf and Paul J. Isaac each own beneficially more than 25% of the voting securities of Cadogan and therefore may be deemed to control Cadogan for purposes of the 1940 Act.

Pursuant to a management agreement between the Trust, on behalf of the Fund, and the Adviser (the "Management Agreement"), the Adviser is entitled to a management fee, payable quarterly in arrears, that depends on the investment performance of the Fund. The management fee with respect to each calendar quarter is equal to one-fourth of the Annual Advisory Percentage Rate (as defined below and as determined as of the end of such quarter) multiplied by the average of the Fund's average monthly net assets (with respect to each calendar month, as determined by averaging the value of the Fund's net assets on the last business day of such month with the value of the Fund's net assets on the last business day of the immediately preceding calendar month) for each of the three months in such quarter. The Annual Advisory Percentage Rate (as determined at the end of each quarter) is equal to 0.95% plus (or minus) one-eighth (1/8th) of the number of basis points by which the total return of the Fund (expressed as a percentage, and calculated after giving effect to the Fund's fees and expenses, excluding any fees paid to the Adviser pursuant to the Management Agreement) during the one-year period ending at the end of such quarter exceeds (or falls short of) the total return on the JP Morgan GBI Global Hedged US Dollar Index during the one-year period ending at the end of such quarter. The Annual Advisory Percentage Rate, as calculated as of the end of each quarter, will not exceed the annual rate of 1.45% of Fund average net assets nor be less than the annual rate of 0.45% of Fund average net assets, and until the end of the first calendar quarter ending on or after the 364th day following the commencement of the Fund's investment operations, the Annual Advisory Percentage Rate shall be 1.20% of Fund average net assets.


                                       8                             FORUM FUNDS

--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
JUNE 30, 2002
--------------------------------------------------------------------------------

NOTE 3. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

Pursuant to a sub-advisory agreement among Cadogan, the Adviser and the Trust, on behalf of the Fund (the "Sub-Advisory Agreement"), Cadogan is entitled to a sub-advisory fee from the Adviser, payable quarterly in arrears, that also depends on the investment performance of the Fund. The sub-advisory fee with respect to each calendar quarter is equal to one-fourth of the Annual Sub-Advisory Percentage Rate (as defined below and as determined as of the end of such quarter) multiplied by the average of the Fund's average monthly net assets (with respect to each calendar month, as determined by averaging the value of the Fund's net assets on the last business day of such month with the value of the Fund's net assets on the last business day of the immediately preceding calendar month) for each of the three months in such quarter. The Annual Sub-Advisory Percentage Rate (as determined at the end of each quarter) is equal to 0.55% plus (or minus) one-eighth (1/8th) of the number of basis points by which the total return of the Fund (expressed as a percentage, and calculated after giving effect to the Fund's fees and expenses, excluding any fees paid to the Adviser pursuant to the Management Agreement) during the one-year period ending at the end of such quarter exceeds (or falls short of) the total return on the JP Morgan GBI Global Hedged US Dollar Index during the one-year period ending at the end of such quarter. The Annual Sub-Advisory Fee Rate, as calculated as of the end of each quarter, will not exceed the annual rate of 1.05% of Fund average net assets nor be less than the annual rate of 0.05% of Fund average net assets, and until the end of the first calendar quarter ending on or after the 364th day following the commencement of the Fund's investment operations, the Annual Sub-Advisory Fee Rate shall be 0.80% of Fund average net assets.

The following tables provide information concerning a range of potential advisory and sub-advisory fee rates for the Fund.

ADVISORY FEE SCHEDULE:
---------------------

------------------------------------------------------- -----------------------------------------------------
   NET TOTAL RETURN DIFFERENTIAL WITH RESPECT TO THE
                   JP MORGAN GBI
            GLOBAL HEDGED US DOLLAR INDEX                                 FEE PERCENTAGE*
------------------------------------------------------- -----------------------------------------------------
                        4.00%                                                  1.45%
------------------------------------------------------- -----------------------------------------------------
                        2.00%                                                  1.20%
------------------------------------------------------- -----------------------------------------------------
                          0%                                                   0.95%
------------------------------------------------------- -----------------------------------------------------
                        -2.00%                                                 0.70%
------------------------------------------------------- -----------------------------------------------------
                        -4.00%                                                 0.45%
------------------------------------------------------- -----------------------------------------------------

* Regardless of the size of the net total return differential with respect to the JP Morgan GBI Global Hedged US Dollar Index, the maximum and minimum advisory fee rates under the Management Agreement are 1.45% and 0.45%, respectively.

SUB-ADVISORY FEE SCHEDULE:
-------------------------

------------------------------------------------------- -----------------------------------------------------
 NET TOTAL RETURN DIFFERENTIAL WITH RESPECT TO THE JP
                      MORGAN GBI
            GLOBAL HEDGED US DOLLAR INDEX                                 FEE PERCENTAGE*
------------------------------------------------------- -----------------------------------------------------
                        4.00%                                                  1.05%
------------------------------------------------------- -----------------------------------------------------
                        2.00%                                                  0.80%
------------------------------------------------------- -----------------------------------------------------
                          0%                                                   0.55%
------------------------------------------------------- -----------------------------------------------------
                        -2.00%                                                 0.30%
------------------------------------------------------- -----------------------------------------------------
                        -4.00%                                                 0.05%
------------------------------------------------------- -----------------------------------------------------


                                       9                             FORUM FUNDS

--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
JUNE 30, 2002
--------------------------------------------------------------------------------

NOTE 3. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

* Regardless of the size of the net total return differential with respect to the JP Morgan GBI Global Hedged US Dollar Index, the maximum and minimum sub-advisory fee rates under the Sub-Advisory Agreement are 1.05% and 0.05%, respectively.

ADMINISTRATOR - Pursuant to an Administrative Services Agreement between the Trust and Undiscovered Managers LLC (the "Administrator"), the Administrator has agreed to provide all administrative services to the Fund (including but not limited to corporate secretarial, treasury and blue sky services, but excluding the payment of blue sky filing fees, which will be paid directly by the Fund) that are not provided by the Fund's other service providers. For these services, the Fund pays the Administrator a monthly fee at the annual rate of 0.365% of the Fund's average monthly net assets (with respect to each calendar month, as determined by averaging the value of the Fund's net assets on the last business day of such month with the value of the Fund's net assets on the last business day of the immediately preceding calendar month). The Administrator has entered into an agreement with Forum Administrative Services, LLC ("FAdS") to provide certain of the foregoing administrative services at the Administrator's expense. For its services, FAdS receives an administrative fee at an annual rate of 0.10% on the first $30 million of the Fund's average daily net assets, 0.05% on average daily net assets between $30 and $200 million and 0.025% of the Fund's average daily net assets over $200 million, subject to a $3,000 per month minimum fee. FAdS is under common control with the Fund's placement agent, Forum Fund Services, LLC.

TRANSFER AGENT - The transfer agent for the Fund is Forum Shareholder Services, LLC ("FSS"). FSS is under common control with the Fund's placement agent, Forum Fund Services, LLC.

OTHER SERVICE PROVIDERS - Pursuant to a Fund Accounting Agreement between the Trust, on behalf of the Fund, and Forum Accounting Services, LLC (the "FAcS"), FAcS has agreed to provide certain accounting services to the Fund. FAcS is under common control with the Fund's placement agent, Forum Fund Services, LLC. FAcS maintains records of purchases and sales of securities by the Trust and other account records. In addition, FAcS performs regular net asset value calculations, performance calculations and other services in connection with the valuation of the Trust's assets, including the preparation of periodic transactional and other reports.

CUSTODIAN -The Bank of New York, One Wall Street, New York, New York 10286, a bank, is the custodian for the Fund. The custodian holds in safekeeping certificated securities and cash belonging to the Fund. Upon instruction, the custodian receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. The custodian also maintains certain accounts and records of the Fund.

INDEPENDENT AUDITORS - The Trust's independent auditors are Deloitte & Touche LLP, Two World Financial Center, New York, New York 10281. Deloitte & Touche LLP conducts an annual audit of the Trust's financial statements, assists in the preparation of the Fund's federal and state income tax returns and consults with the Fund as to matters of accounting and federal and state income taxation.

NOTE 4.  WAIVER OF FEES

Fees waived by the Adviser and expenses reimbursed by the Adviser were $31,339 and $31,661, respectively, for the period ended June 30, 2002.

NOTE 5.  SECURITY TRANSACTIONS

The cost of purchases by the Fund of interests in investment vehicles was $22,307,306 for the period ended June 30, 2002. The Fund did not sell any interests in investment vehicles held by it during the period.


                                       10                            FORUM FUNDS

--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)
JUNE 30, 2002
--------------------------------------------------------------------------------

NOTE 6. CAPITAL STOCK

As of June 30, 2002, transactions in capital stock were as follows:

                                                   FOR THE
                                                 PERIOD ENDED
                                                 JUNE 30, 2002
                                        -------------------------------
                                            SHARES      AMOUNT
       Sale of Shares                         934,477   $ 23,370,337
       Reinvestment of dividends
                                                    0              0
       Redemption of shares                         0              0
       Net increase (decrease)
       from capital transactions              934,477   $ 23,370,337
                                        =============   ===============


                                       11                            FORUM FUNDS

                              FOR MORE INFORMATION:


                               INVESTMENT ADVISER
                           Undiscovered Managers, LLC
                              Plaza of the Americas
                       700 North Pearl Street, Suite 1625
                               Dallas, Texas 75201


                                 PLACEMENT AGENT
                            Forum Fund Services, LLC
                               Two Portland Square
                              Portland, Maine04101






 This report is authorized for distribution only to shareholders and to others who have received a copy of the Fund's Private Placement Memorandum.